Long-term Debt - Schedule of Maturities of Long-term Debt (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Maturities of Long-term Debt [Abstract]
2022	$ 39,638,720
2023	30,607,086
2024	30,607,086
2025	62,933,106
2026	91,723,313
Thereafter	47,657,718
Total	$ 303,167,029	$ 353,529,457